Cover Page	Nov. 14, 2019
Cover page.
Document Type	8-K
Document Period End Date	Nov. 14, 2019
Entity Registrant Name	WILLSCOT CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37552
Entity Tax Identification Number	82-3430194
Entity Address, Address Line One	901 S. Bond Street
Entity Address, Address Line Two	#600
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21231
City Area Code	410
Local Phone Number	931-6000
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	WSC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Soliciting Material	false
Entity Central Index Key	0001647088
Amendment Flag	false
Current Fiscal Year End Date	--12-31